Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2011				2012
(In thousands of U.S. dollars)	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net	Gross carrying amount	Accumulated amortization	Impairment	Intangible assets, net
Goodwill	$534	(534)	-	-	$544	(544)	-	-
Goodwill Eclat acquisition	-	-	-	-	18,491	-	-	18,491
Total Goodwill	$534	$(534)	$-	$-	$19,035	$(544)	$-	$18,491
In-progess R&D	-	-	-	-	47,309	-	(7,170)	40,139
License	-	-	-	-	1,973	(523)		1,450
Total Intangible assets	$-	$-	$-	$-	$49,282	$(523)	$(7,170)	$41,589